DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Derivatives Not Designated as Hedging Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Derivative Instruments and Hedging Activities Disclosures [Line Items]
(Losses) gains on derivative financial instruments, net	$ (330)	$ (426)	$ 133
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other income (expenses), net	Other income (expenses), net	Other income (expenses), net
Foreign currency forward contracts | Not designated as hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
(Losses) gains on derivative financial instruments, net	$ (330)	$ (426)	$ 133